Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Current Liabilities
Payable for property and equipment		17,704	9,752
Accrued utility costs		6,904	6,198
Other taxes payable		10,356	10,247
Accrued professional fees		1,390	762
Advance receipts from depositary bank		471	471
Deferred Rent-current		1,441	758
Prepaid subscription-current		233	255
Outstanding Reimbursement		4,474	3,929
Other		3,654	2,406
Other current liabilities	$ 7,484	46,627	34,778